RULE 497

Commission File No. 002-85378

Commission File No. 811-03462

MEEDER FUNDS TRUST

INSTITUTIONAL, ADVISER AND RETAIL SHARES

GLOBAL ALLOCATION FUND
BALANCED FUND
MODERATE ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
DYNAMIC ALLOCATION FUND
TACTICAL INCOME FUND
(the “Funds”)

Supplement dated September 16, 2022

to the Prospectus dated April 29, 2022

Effective September 16, 2022, the Prospectus is hereby supplemented and revised as follows:

The Portfolio Management Investment Team for each of the foregoing Funds is amended to remove Amisha Kaus as a Portfolio Manager for the Funds and all other references to Ms. Kaus in the Prospectus are hereby deleted.

Please retain this Supplement for your reference.